COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
The Catalyst Group Entertainment Llc [Member]
Contractual commitments		$ 0	$ 0
Iqi Media Inc [Member]
Contractual commitments		0	$ 0
Winvest Group Ltd [Member]
Contractual commitments		$ 0
Winvests Group Ltd [Member]
Contractual commitments	$ 0